Consolidated Statements of Comprehensive Income/ (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income (loss) for the year	$ (22,561,132)	$ 1,913,451	$ 19,554,198
Other comprehensive (loss) / income:
Foreign currency translation	(84,338)	(108,416)	66,109
Total comprehensive (loss)/income for the year	$ (22,645,470)	$ 1,805,035	$ 19,620,307